UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Greater China Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Richard Bernstein Market Opportunities Fund

Eaton Vance Worldwide Health Sciences Fund

Parametric Balanced Risk Fund

Eaton Vance

Greater China Growth Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value

China — 56.6%

Auto Components — 1.9%
Nexteer Automotive Group, Ltd.	2,185,000	$2,542,531

		$2,542,531

Banks — 12.4%
China Construction Bank Corp., Class H	8,438,110	$8,402,972
Industrial & Commercial Bank of China, Ltd., Class H	9,337,000	8,085,406

		$16,488,378

Capital Markets — 1.6%
CITIC Securities Co., Ltd., Class H	487,000	$2,064,740

		$2,064,740

Commercial Services & Supplies — 2.1%
China Everbright International, Ltd.	1,481,000	$2,818,025

		$2,818,025

Electrical Equipment — 1.7%
Zhuzhou CSR Times Electric Co., Ltd., Class H	270,500	$2,208,742

		$2,208,742

Electronic Equipment, Instruments & Components — 1.8%
AAC Technologies Holdings, Inc.	120,500	$672,648
PAX Global Technology, Ltd.(1)	956,000	1,722,849

		$2,395,497

Food Products — 2.8%
China Mengniu Dairy Co., Ltd.	392,000	$2,231,593
Want Want China Holdings, Ltd.	1,292,000	1,456,297

		$3,687,890

Gas Utilities — 0.4%
China Resources Gas Group, Ltd.	176,000	$543,615

		$543,615

Health Care Providers & Services — 0.3%
iKang Healthcare Group, Inc. ADR(1)	21,083	$436,418

		$436,418

Household Durables — 0.8%
Haier Electronics Group Co., Ltd.	343,000	$1,034,750

		$1,034,750

Insurance — 7.2%
China Pacific Insurance (Group) Co., Ltd., Class H	603,800	$3,098,224
Ping An Insurance (Group) Co. of China, Ltd., Class H	440,000	6,447,268

		$9,545,492

Internet & Catalog Retail — 0.4%
Vipshop Holdings, Ltd. ADR(1)	23,159	$578,280

		$578,280

1

Security	Shares	Value
Internet Software & Services — 7.2%
Baidu, Inc. ADR(1)	4,416	$871,718
Tencent Holdings, Ltd.	433,300	8,663,463

		$9,535,181

Oil, Gas & Consumable Fuels — 2.5%
China Petroleum & Chemical Corp., Class H	3,742,000	$3,282,893

		$3,282,893

Pharmaceuticals — 2.1%
Luye Pharma Group, Ltd.(1)	537,500	$569,018
Sino Biopharmaceutical, Ltd.	1,816,000	2,143,876

		$2,712,894

Real Estate Management & Development — 3.8%
China Overseas Land & Investment, Ltd.	936,000	$3,364,818
China Vanke Co., Ltd., Class H(1)	661,133	1,736,623

		$5,101,441

Software — 0.7%
Aisino Co., Ltd., Class A	60,900	$930,382

		$930,382

Technology Hardware, Storage & Peripherals — 1.9%
Lenovo Group, Ltd.	1,606,000	$2,552,151

		$2,552,151

Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products, Ltd.	437,000	$1,011,310

		$1,011,310

Wireless Telecommunication Services — 4.2%
China Mobile, Ltd.	424,000	$5,595,238

		$5,595,238

Total China (identified cost $50,958,415)		$75,065,848

Hong Kong — 18.2%

Diversified Financial Services — 2.8%
Hong Kong Exchanges and Clearing, Ltd.	96,700	$3,705,520

		$3,705,520

Hotels, Restaurants & Leisure — 1.6%
Sands China, Ltd.	507,600	$1,957,894
SJM Holdings, Ltd.	151,000	192,481

		$2,150,375

Household Durables — 1.9%
Techtronic Industries Co., Ltd.	715,000	$2,457,967

		$2,457,967

Industrial Conglomerates — 3.2%
CK Hutchison Holdings, Ltd.	99,000	$1,538,514
Hutchison Whampoa, Ltd.	184,000	2,729,037

		$4,267,551

Insurance — 5.7%
AIA Group, Ltd.	1,153,600	$7,558,012

		$7,558,012

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.5%
Link REIT (The)	351,000	$2,041,385

		$2,041,385

Real Estate Management & Development — 1.5%
Cheung Kong Property Holdings, Ltd.(1)	125,000	$759,320
Hongkong Land Holdings, Ltd.	145,200	1,249,658

		$2,008,978

Total Hong Kong (identified cost $16,329,648)		$24,189,788

Luxembourg — 1.6%

Textiles, Apparel & Luxury Goods — 1.6%
Samsonite International SA	574,200	$2,087,196

		$2,087,196

Total Luxembourg (identified cost $1,481,276)		$2,087,196

Taiwan — 21.5%

Banks — 2.5%
CTBC Financial Holding Co., Ltd.	4,405,199	$3,339,487

		$3,339,487

Electronic Equipment, Instruments & Components — 5.3%
Delta Electronics, Inc.	284,000	$1,619,462
Hon Hai Precision Industry Co., Ltd.	850,200	2,740,268
Largan Precision Co., Ltd.	24,000	2,662,568

		$7,022,298

Food & Staples Retailing — 1.2%
President Chain Store Corp.	228,000	$1,644,857

		$1,644,857

Health Care Equipment & Supplies — 0.1%
St. Shine Optical Co., Ltd.	12,000	$211,671

		$211,671

Insurance — 2.8%
Cathay Financial Holding Co., Ltd.	2,078,929	$3,705,679

		$3,705,679

Multiline Retail — 0.7%
Poya International Co., Ltd.	70,000	$882,166

		$882,166

Semiconductors & Semiconductor Equipment — 7.6%
MediaTek, Inc.	155,000	$2,085,322
Taiwan Semiconductor Manufacturing Co., Ltd.	1,672,839	7,957,757

		$10,043,079

3

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.3%
Adlink Technology, Inc.	471,000	$1,683,961

		$1,683,961

Total Taiwan (identified cost $19,160,112)		$28,533,198

Total Common Stocks (identified cost $87,929,451)		$129,876,030

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/15	$675	$674,739

Total Short-Term Investments (identified cost $674,739)		$674,739

Total Investments — 98.4% (identified cost $88,604,190)		$130,550,769

Other Assets, Less Liabilities — 1.6%		$2,154,327

Net Assets — 100.0%		$132,705,096

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Fund did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,604,190

Gross unrealized appreciation	$42,465,498
Gross unrealized depreciation	(518,919)

Net unrealized appreciation	$41,946,579

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$578,280	$12,166,295		$—	$12,744,575
Consumer Staples	—	5,332,747		—	5,332,747
Energy	—	3,282,893		—	3,282,893
Financials	759,320	54,799,792		—	55,559,112
Health Care	436,418	2,924,565		—	3,360,983
Industrials	—	9,294,318		—	9,294,318
Information Technology	871,718	33,290,831		—	34,162,549
Telecommunication Services	—	5,595,238		—	5,595,238
Utilities	—	543,615		—	543,615
Total Common Stocks	$2,645,736	$127,230,294	*	$—	$129,876,030
Short-Term Investments	$—	$674,739		$—	$674,739
Total Investments	$2,645,736	$127,905,033		$—	$130,550,769

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, investments having a value of $3,489,424 at August 31, 2014 were transferred from Level 1 to Level 2 during the fiscal year to date then ended. The change in level designation within the fair value hierarchy was due to an increase in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Worldwide Health Sciences Fund

May 31, 2015 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2015, the value of the Fund’s investment in the Portfolio was $1,839,713,082 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Biotechnology — 34.0%
Actelion, Ltd.	348,000	$48,680,432
Alexion Pharmaceuticals, Inc.(1)	223,000	36,536,320
Amgen, Inc.	396,000	61,878,960
Biogen, Inc.(1)	156,000	61,930,440
Celgene Corp.(1)	355,000	40,626,200
Dyax Corp.(1)	300,200	7,907,268
Exact Sciences Corp.(1)	400,000	10,804,000
Forward Pharma A/S ADR(1)	162,600	5,502,384
Galapagos NV ADR(1)	279,800	15,929,014
Gilead Sciences, Inc.(1)	327,100	36,723,517
Incyte Corp.(1)	431,500	47,529,725
Infinity Pharmaceuticals, Inc.(1)	678,000	8,786,880
Ironwood Pharmaceuticals, Inc.(1)	1,900,000	26,809,000
Medivation, Inc.(1)	299,000	39,482,950
Neurocrine Biosciences, Inc.(1)	580,700	25,469,502
Ophthotech Corp.(1)	331,000	16,556,620
Portola Pharmaceuticals, Inc.(1)	475,700	19,893,774
Puma Biotechnology, Inc.(1)	52,000	10,163,400
Receptos, Inc.(1)	57,000	9,398,730
Regeneron Pharmaceuticals, Inc.(1)	186,000	95,336,160

		$625,945,276

Health Care Distributors — 0.8%
McKesson Corp.	62,000	$14,708,260

		$14,708,260

Health Care Equipment — 13.3%
Boston Scientific Corp.(1)	3,450,000	$63,031,500
Insulet Corp.(1)	529,800	14,977,446
Intuitive Surgical, Inc.(1)	92,000	44,873,000
NuVasive, Inc.(1)	806,000	40,743,300
Smith and Nephew PLC	978,000	17,355,517
Tornier NV(1)	1,000,000	26,580,000
Wright Medical Group, Inc.(1)	830,000	22,742,000
Zimmer Holdings, Inc.	137,000	15,630,330

		$245,933,093

Health Care Facilities — 4.2%
HCA Holdings, Inc.(1)	942,000	$77,083,860

		$77,083,860

Health Care Services — 1.3%
Express Scripts Holding Co.(1)	273,000	$23,789,220

		$23,789,220

Health Care Supplies — 2.9%
Cooper Cos., Inc. (The)	205,000	$37,262,850
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	16,668,091

		$53,930,941

Life Sciences Tools & Services — 4.8%
Agilent Technologies, Inc.	439,000	$18,082,410

1

Security	Shares	Value
Fluidigm Corp.(1)	653,000	$15,436,920
Illumina, Inc.(1)	180,000	37,094,400
Thermo Fisher Scientific, Inc.	141,000	18,277,830

		$88,891,560

Managed Health Care — 4.2%
Health Net, Inc.(1)	640,000	$39,833,600
Molina Healthcare, Inc.(1)	520,000	37,824,800

		$77,658,400

Pharmaceuticals — 34.0%
AbbVie, Inc.	1,225,000	$81,572,750
Actavis PLC(1)	231,025	70,880,780
Astellas Pharma, Inc.	1,772,000	25,718,318
Bristol-Myers Squibb Co.	1,554,000	100,388,400
Celltrion, Inc.(1)	65,000	4,032,016
Chugai Pharmaceutical Co., Ltd.	1,050,000	31,276,544
Impax Laboratories, Inc.(1)	773,500	36,362,235
Nichi-Iko Pharmaceutical Co., Ltd.	485,000	11,190,077
Novartis AG	830,000	85,184,145
Ono Pharmaceutical Co., Ltd.	405,400	44,266,195
Roche Holding AG PC	105,000	32,011,476
Santen Pharmaceutical Co., Ltd.	1,250,000	17,311,883
Sawai Pharmaceutical Co., Ltd.	261,000	15,008,157
Shire PLC ADR	230,000	59,834,500
Towa Pharmaceutical Co., Ltd.	210,000	11,533,394

		$626,570,870

Total Common Stocks — 99.5% (identified cost $1,256,525,288)		$1,834,511,480

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$1,542	$1,542,211

Total Short-Term Investments (identified cost $1,542,211)		$1,542,211

Total Investments — 99.6% (identified cost $1,258,067,499)		$1,836,053,691

Other Assets, Less Liabilities — 0.4%		$6,940,504

Net Assets — 100.0%		$1,842,994,195

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $28,157.

2

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.2%	$1,367,971,548
Switzerland	9.0	165,876,053
Japan	8.5	156,304,568
United Kingdom	4.2	77,190,017
Netherlands	1.4	26,580,000
China	0.9	16,668,091
Belgium	0.9	15,929,014
Denmark	0.3	5,502,384
South Korea	0.2	4,032,016

Total Investments	99.6%	$1,836,053,691

The Portfolio did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,262,063,257

Gross unrealized appreciation	$601,360,545
Gross unrealized depreciation	(27,370,111)

Net unrealized appreciation	$573,990,434

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$577,264,844	$48,680,432		$—	$625,945,276
Health Care Distributors	14,708,260	—		—	14,708,260
Health Care Equipment	228,577,576	17,355,517		—	245,933,093
Health Care Facilities	77,083,860	—		—	77,083,860
Health Care Services	23,789,220	—		—	23,789,220
Health Care Supplies	37,262,850	16,668,091		—	53,930,941
Life Sciences Tools & Services	88,891,560	—		—	88,891,560
Managed Health Care	77,658,400	—		—	77,658,400
Pharmaceuticals	349,038,665	277,532,205		—	626,570,870
Total Common Stocks	$1,474,275,235	$360,236,245	*	$—	$1,834,511,480
Short-Term Investments	$—	$1,542,211		$—	$1,542,211
Total Investments	$1,474,275,235	$361,778,456		$—	$1,836,053,691

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.9%

Security	Shares	Value
Aerospace & Defense — 0.5%
Honeywell International, Inc.	12,952	$1,349,598
United Technologies Corp.	37,112	4,348,413

		$5,698,011

Air Freight & Logistics — 0.5%
Hyundai Glovis Co., Ltd.	10,111	$2,278,327
United Parcel Service, Inc., Class B	33,373	3,311,269

		$5,589,596

Auto Components — 2.7%
Bridgestone Corp.	160,300	$6,653,218
Delphi Automotive PLC	37,223	3,237,656
Denso Corp.	83,600	4,361,723
Goodyear Tire & Rubber Co. (The)	143,700	4,576,126
Halla Visteon Climate Control Corp.	55,250	1,832,145
Hankook Tire Co., Ltd.	95,050	3,757,350
Hyundai Mobis Co., Ltd.	9,158	1,844,435
Johnson Controls, Inc.	43,378	2,256,524

		$28,519,177

Automobiles — 3.5%
Fuji Heavy Industries, Ltd.	126,400	$4,745,044
General Motors Co.	62,510	2,248,485
Honda Motor Co., Ltd.	161,100	5,539,434
Hyundai Motor Co.	19,625	2,789,013
Kia Motors Corp.	107,670	4,620,669
Mazda Motor Corp.	147,200	3,150,308
Nissan Motor Co., Ltd.	399,800	4,152,259
Toyota Motor Corp.	153,610	10,596,093

		$37,841,305

Banks — 3.3%
Banco Santander SA	342,341	$2,440,648
Citigroup, Inc.	30,970	1,674,858
Commonwealth Bank of Australia	32,064	2,077,712
HSBC Holdings PLC	484,913	4,607,045
JPMorgan Chase & Co.	75,523	4,967,903
Mitsubishi UFJ Financial Group, Inc.	323,300	2,383,950
PacWest Bancorp	37,756	1,694,867
Royal Bank of Canada	32,722	2,080,515
Sumitomo Mitsui Financial Group, Inc.	109,500	4,969,036
United Bankshares, Inc.	34,806	1,317,755
Wells Fargo & Co.	119,567	6,690,969

		$34,905,258

Beverages — 2.9%
Anheuser-Busch InBev NV	38,790	$4,680,391
Asahi Group Holdings, Ltd.	92,100	2,943,685
Coca-Cola Co. (The)	135,876	5,565,481
Diageo PLC	132,759	3,684,156

1

Security	Shares	Value
Heineken NV	53,583	$4,192,862
PepsiCo, Inc.	60,967	5,879,048
Pernod-Ricard SA	33,647	4,153,186

		$31,098,809

Biotechnology — 2.6%
Actelion, Ltd.	39,539	$5,530,964
Alexion Pharmaceuticals, Inc.(1)	15,460	2,532,966
Amgen, Inc.	31,861	4,978,600
Biogen, Inc.(1)	11,701	4,645,180
Celgene Corp.(1)	27,115	3,103,041
Gilead Sciences, Inc.(1)	43,624	4,897,667
Grifols SA, Class A	65,684	2,620,313

		$28,308,731

Building Products — 0.5%
Daikin Industries, Ltd.	76,400	$5,834,701

		$5,834,701

Capital Markets — 0.1%
BlackRock, Inc.	2,980	$1,090,024

		$1,090,024

Chemicals — 0.4%
Shin-Etsu Chemical Co., Ltd.	61,300	$3,730,833

		$3,730,833

Commercial Services & Supplies — 0.3%
Tetra Tech, Inc.	116,254	$3,041,205

		$3,041,205

Communications Equipment — 0.9%
Cisco Systems, Inc.	117,674	$3,449,025
Juniper Networks, Inc.	92,027	2,558,350
QUALCOMM, Inc.	51,794	3,609,006

		$9,616,381

Construction & Engineering — 0.6%
Daelim Industrial Co., Ltd.	35,750	$2,514,718
EMCOR Group, Inc.	50,804	2,304,977
Hyundai Engineering & Construction Co., Ltd.	47,810	1,898,885

		$6,718,580

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	11,134	$1,592,162

		$1,592,162

Diversified Telecommunication Services — 2.7%
Belgacom SA	115,328	$4,004,450
Deutsche Telekom AG	229,529	3,959,526
Swisscom AG	7,805	4,524,518
Telefonica SA	354,857	5,029,869
Telenor ASA	121,709	2,755,542
TeliaSonera AB	446,497	2,634,684
Verizon Communications, Inc.	126,838	6,270,871

		$29,179,460

Electric Utilities — 3.5%
American Electric Power Co., Inc.	21,480	$1,209,109
Duke Energy Corp.	34,962	2,647,672

2

Security	Shares	Value
Endesa SA	101,532	$1,897,376
Eversource Energy	89,531	4,409,402
Fortum Oyj	146,683	2,790,735
Iberdrola SA	778,442	5,379,713
NextEra Energy, Inc.	50,281	5,145,758
OGE Energy Corp.	68,158	2,146,977
Red Electrica Corp. SA	45,555	3,829,202
SSE PLC	114,356	2,912,164
Xcel Energy, Inc.	134,346	4,574,481

		$36,942,589

Electrical Equipment — 0.8%
Acuity Brands, Inc.	20,606	$3,636,753
Doosan Heavy Industries & Construction Co., Ltd.	82,970	2,035,890
Hubbell, Inc., Class B	31,119	3,361,785

		$9,034,428

Electronic Equipment, Instruments & Components — 1.1%
Citizen Holdings Co., Ltd.	168,800	$1,228,682
Corning, Inc.	110,245	2,306,325
Jabil Circuit, Inc.	108,533	2,666,656
Kyocera Corp.	54,000	2,930,314
TE Connectivity, Ltd.	32,813	2,264,097

		$11,396,074

Food & Staples Retailing — 2.6%
Casino Guichard-Perrachon SA	31,236	$2,448,031
Costco Wholesale Corp.	32,507	4,635,173
CVS Health Corp.	62,890	6,438,678
Koninklijke Ahold NV	215,727	4,382,155
Wal-Mart Stores, Inc.	61,120	4,539,382
Walgreens Boots Alliance, Inc.	58,644	5,034,001

		$27,477,420

Food Products — 3.4%
Bunge, Ltd.	31,447	$2,910,734
Campbell Soup Co.	91,731	4,434,277
ConAgra Foods, Inc.	33,513	1,293,937
Danone SA	52,067	3,576,848
General Mills, Inc.	48,293	2,711,652
Hershey Co. (The)	33,847	3,143,032
Ingredion, Inc.	28,571	2,341,965
Kellogg Co.	17,937	1,125,905
Mondelez International, Inc., Class A	69,562	2,893,084
Nestle SA	101,679	7,877,783
Unilever NV	98,425	4,205,014

		$36,514,231

Gas Utilities — 0.3%
Gas Natural SDG SA	122,689	$3,015,756

		$3,015,756

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	69,856	$3,395,002
Coloplast A/S, Class B	33,262	2,508,722
Essilor International SA	38,595	4,708,293
Medtronic PLC	80,961	6,178,943
Sirona Dental Systems, Inc.(1)	23,524	2,322,289
Sonova Holding AG	18,108	2,731,281

3

Security	Shares	Value
Teleflex, Inc.	17,921	$2,307,150
Zimmer Holdings, Inc.	12,788	1,458,983

		$25,610,663

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	56,895	$6,404,101
Anthem, Inc.	10,136	1,701,328
Cardinal Health, Inc.	17,166	1,513,526
Cigna Corp.	15,196	2,140,053
DaVita HealthCare Partners, Inc.(1)	16,682	1,397,618
Express Scripts Holding Co.(1)	26,705	2,327,074
Fresenius Medical Care AG & Co. KGaA	54,632	4,679,260
Fresenius SE & Co. KGaA	25,427	1,622,011
McKesson Corp.	26,217	6,219,459
UnitedHealth Group, Inc.	21,515	2,586,318

		$30,590,748

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	54,110	$2,506,916
McDonald’s Corp.	32,051	3,074,653
Starbucks Corp.	51,170	2,658,793
Wyndham Worldwide Corp.	44,562	3,783,759

		$12,024,121

Household Durables — 2.4%
Casio Computer Co., Ltd.	124,400	$2,336,628
LG Electronics, Inc.	83,200	4,145,294
Newell Rubbermaid, Inc.	145,557	5,753,868
Nikon Corp.	287,400	3,559,982
Sony Corp.(1)	196,800	6,085,109
Whirlpool Corp.	18,478	3,404,571

		$25,285,452

Household Products — 2.2%
Colgate-Palmolive Co.	40,603	$2,711,874
Energizer Holdings, Inc.	15,833	2,243,378
Henkel AG & Co. KGaA, PFC Shares	33,980	4,067,654
Kimberly-Clark Corp.	36,350	3,957,061
Procter & Gamble Co. (The)	63,786	5,000,185
Reckitt Benckiser Group PLC	66,987	6,049,968

		$24,030,120

Industrial Conglomerates — 1.7%
3M Co.	33,103	$5,266,025
Doosan Corp.	21,919	2,259,702
General Electric Co.	313,847	8,558,608
Roper Technologies, Inc.	11,167	1,953,778

		$18,038,113

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(1)	10,729	$4,605,209
Priceline Group, Inc. (The)(1)	1,790	2,097,951

		$6,703,160

Internet Software & Services — 1.8%
eBay, Inc.(1)	55,778	$3,422,538
Facebook, Inc., Class A(1)	57,296	4,537,270
Google, Inc., Class A(1)	8,261	4,504,889
Google, Inc., Class C(1)	8,283	4,407,467
Yahoo! Inc.(1)	44,381	1,905,498

		$18,777,662

4

Security	Shares	Value
IT Services — 2.8%
Accenture PLC, Class A	15,807	$1,518,104
Automatic Data Processing, Inc.	63,778	5,453,657
Cognizant Technology Solutions Corp., Class A(1)	19,048	1,232,786
Fidelity National Information Services, Inc.	20,781	1,302,969
Fiserv, Inc.(1)	74,833	5,997,865
International Business Machines Corp.	30,500	5,174,325
MasterCard, Inc., Class A	25,160	2,321,262
Paychex, Inc.	99,122	4,897,618
Visa, Inc., Class A	34,768	2,387,866

		$30,286,452

Leisure Products — 0.3%
Mattel, Inc.	46,130	$1,190,615
Yamaha Corp.	86,600	1,753,829

		$2,944,444

Life Sciences Tools & Services — 1.0%
ICON PLC(1)	65,450	$4,245,742
Illumina, Inc.(1)	11,984	2,469,663
Mettler-Toledo International, Inc.(1)	6,853	2,225,032
Thermo Fisher Scientific, Inc.	10,245	1,328,059

		$10,268,496

Machinery — 2.7%
Cummins, Inc.	14,570	$1,974,963
Doosan Infracore Co., Ltd.(1)	401,900	3,771,286
FANUC Corp.	22,600	4,976,093
Ingersoll-Rand PLC	61,728	4,245,652
Komatsu, Ltd.	205,500	4,319,971
Kubota Corp.	341,000	5,669,964
Mueller Industries, Inc.	101,384	3,534,246

		$28,492,175

Marine — 0.3%
Hyundai Merchant Marine Co., Ltd.(1)	464,700	$3,708,961

		$3,708,961

Media — 3.5%
Comcast Corp., Class A	82,394	$4,816,753
DIRECTV(1)	27,723	2,523,902
Gannett Co., Inc.	147,695	5,286,004
Liberty Global PLC, Series C(1)	43,579	2,342,371
Omnicom Group, Inc.	70,416	5,248,105
Thomson Reuters Corp.	75,534	3,016,258
Time Warner, Inc.	37,027	3,128,041
Twenty-First Century Fox, Inc., Class A	66,904	2,247,974
Vivendi SA	150,044	3,812,474
Walt Disney Co. (The)	49,221	5,432,522

		$37,854,404

Metals & Mining — 0.3%
BHP Billiton, Ltd.	84,594	$1,886,450
South32, Ltd.(1)	84,594	141,641
Vedanta Resources PLC	125,749	1,129,310

		$3,157,401

Multi-Utilities — 1.7%
Dominion Resources, Inc.	56,814	$4,006,523
DTE Energy Co.	57,433	4,550,417

5

Security	Shares	Value
E.ON SE	200,378	$2,948,572
GDF Suez	146,302	2,949,081
National Grid PLC	194,759	2,788,734
Sempra Energy	12,677	1,362,397

		$18,605,724

Multiline Retail — 0.4%
Nordstrom, Inc.	33,595	$2,440,341
Target Corp.	28,315	2,245,946

		$4,686,287

Personal Products — 1.0%
Beiersdorf AG	48,213	$4,369,390
Kao Corp.	38,200	1,734,955
L’Oreal SA	22,281	4,202,231

		$10,306,576

Pharmaceuticals — 7.7%
AbbVie, Inc.	46,077	$3,068,267
Actavis PLC(1)	17,634	5,410,288
Astellas Pharma, Inc.	365,200	5,300,412
Bayer AG	29,722	4,225,518
Bristol-Myers Squibb Co.	52,075	3,364,045
Eli Lilly & Co.	23,683	1,868,589
GlaxoSmithKline PLC	115,988	2,577,161
Johnson & Johnson	90,070	9,019,610
Merck & Co., Inc.	81,951	4,989,996
Merck KGaA	47,595	5,099,784
Novartis AG	50,792	5,212,859
Novo Nordisk A/S, Class B	88,954	5,046,387
Pfizer, Inc.	225,473	7,835,187
Roche Holding AG PC	13,030	3,972,472
Sanofi	71,644	7,055,527
Takeda Pharmaceutical Co., Ltd.	116,200	5,637,104
UCB SA	41,030	2,931,482

		$82,614,688

Real Estate Investment Trusts (REITs) — 0.2%
Ryman Hospitality Properties, Inc.	47,256	$2,604,278

		$2,604,278

Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	105,000	$2,342,680

		$2,342,680

Road & Rail — 0.3%
Union Pacific Corp.	31,024	$3,130,632

		$3,130,632

Semiconductors & Semiconductor Equipment — 1.4%
Intel Corp.	134,140	$4,622,464
NVIDIA Corp.	123,790	2,739,473
SK Hynix, Inc.	108,120	4,968,416
Texas Instruments, Inc.	45,264	2,531,163

		$14,861,516

Software — 2.7%
AVG Technologies NV(1)	131,249	$3,218,226
FactSet Research Systems, Inc.	13,820	2,282,649
Intuit, Inc.	55,643	5,795,219

6

Security	Shares	Value
Microsoft Corp.	219,812	$10,300,390
Oracle Corp.	174,429	7,585,917

		$29,182,401

Specialty Retail — 1.0%
Home Depot, Inc. (The)	46,709	$5,204,317
Lowe’s Companies, Inc.	46,109	3,226,708
TJX Cos., Inc. (The)	42,086	2,709,496

		$11,140,521

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	165,044	$21,501,932
Canon, Inc.	171,800	5,928,517
FUJIFILM Holdings Corp.	117,900	4,486,362
Hewlett-Packard Co.	66,476	2,220,299
NetApp, Inc.	55,775	1,862,885
Samsung Electronics Co., Ltd.	5,069	5,963,041

		$41,963,036

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	33,114	$3,366,700

		$3,366,700

Tobacco — 2.6%
Altria Group, Inc.	106,864	$5,471,437
British American Tobacco PLC	125,112	6,910,564
Imperial Tobacco Group PLC	64,806	3,341,893
Japan Tobacco, Inc.	117,600	4,267,701
Philip Morris International, Inc.	49,128	4,081,063
Reynolds American, Inc.	53,420	4,099,985

		$28,172,643

Trading Companies & Distributors — 1.1%
Daewoo International Corp.	88,190	$2,113,237
Mitsui & Co., Ltd.	340,700	4,764,612
Sumitomo Corp.	400,900	4,755,147

		$11,632,996

Water Utilities — 0.5%
American Water Works Co., Inc.	40,146	$2,122,519
United Utilities Group PLC	194,410	2,962,176

		$5,084,695

Wireless Telecommunication Services — 0.5%
KDDI Corp.	71,400	$1,607,262
SoftBank Corp.	53,638	3,192,911

		$4,800,173

Total Common Stocks (identified cost $783,616,312)		$909,412,649

Short-Term Investments — 13.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$143,436	$143,435,502

Total Short-Term Investments (identified cost $143,435,502)		$143,435,502

7

Value
Total Investments — 98.3% (identified cost $927,051,814)	$1,052,848,151

Other Assets, Less Liabilities — 1.7%	$17,707,345

Net Assets — 100.0%	$1,070,555,496

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $176,426.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	47.6%	$509,660,842
Japan	12.7	135,938,519
South Korea	4.7	50,501,369
United Kingdom	4.3	45,618,902
France	3.1	32,905,671
Switzerland	3.0	32,113,974
Germany	2.9	30,971,715
Spain	2.3	24,212,877
Belgium	1.1	11,616,323
Netherlands	0.8	8,575,017
Denmark	0.7	7,555,109
Ireland	0.4	4,245,742
Australia	0.4	4,105,803
Finland	0.2	2,790,735
Norway	0.2	2,755,542
Sweden	0.2	2,634,684
Canada	0.2	2,080,515
India	0.1	1,129,310

Common Stocks	84.9%	$909,412,649
Short-Term Investments	13.4	143,435,502

Total Investments	98.3%	$1,052,848,151

A summary of open financial instruments at May 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
6/8/15	Euro 101,000,000	United States Dollar 114,723,880	Morgan Stanley & Co. International PLC	$3,787,784	$—	$3,787,784
6/8/15	Japanese Yen 16,100,000,000	United States Dollar 134,987,843	Morgan Stanley & Co. International PLC	5,265,091	—	5,265,091
6/8/15	South Korean Won 59,000,000,000	United States Dollar 54,632,159	Morgan Stanley & Co. International PLC	1,464,636	—	1,464,636

				$10,517,511	$—	$10,517,511

8

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	1,210 E-mini MSCI Emerging Markets Index	Long	$56,734,867	$60,312,450	$3,577,583
6/15	550 E-mini S&P 500 Index	Long	56,877,436	57,915,000	1,037,564

					$4,615,147

At May 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at May 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$4,615,147	$—

Total		$4,615,147	$—

Foreign Exchange	Forward foreign currency exchange contracts	$10,517,511	$—

Total		$10,517,511	$—

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$927,188,295

Gross unrealized appreciation	$147,159,507
Gross unrealized depreciation	(21,499,651)

Net unrealized appreciation	$125,659,856

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$94,630,564	$75,735,007		$—	$170,365,571
Consumer Staples	80,511,332	77,088,467		—	157,599,799
Financials	23,713,331	18,821,071		—	42,534,402
Health Care	105,933,776	71,459,550		—	177,393,326
Industrials	50,017,904	50,901,494		—	100,919,398
Information Technology	130,578,190	25,505,332		—	156,083,522
Materials	141,641	6,746,593		—	6,888,234
Telecommunication Services	6,270,871	27,708,762		—	33,979,633
Utilities	32,175,255	31,473,509		—	63,648,764
Total Common Stocks	$523,972,864	$385,439,785	*	$—	$909,412,649
Short-Term Investments	$—	$143,435,502		$—	$143,435,502
Total Investments	$523,972,864	$528,875,287		$—	$1,052,848,151
Forward Foreign Currency Exchange Contracts	$—	$10,517,511		$—	$10,517,511
Futures Contracts	4,615,147	—		—	4,615,147
Total	$528,588,011	$539,392,798		$—	$1,067,980,809

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 55.7%

Security	Shares	Value
Aerospace & Defense — 0.3%
Honeywell International, Inc.	4,164	$433,889
United Technologies Corp.	6,982	818,081

		$1,251,970

Air Freight & Logistics — 0.3%
Hyundai Glovis Co., Ltd.	2,618	$589,918
United Parcel Service, Inc., Class B	9,344	927,112

		$1,517,030

Auto Components — 1.8%
Bridgestone Corp.	56,400	$2,340,870
Delphi Automotive PLC	10,314	897,112
Denso Corp.	18,700	975,649
Goodyear Tire & Rubber Co. (The)	38,565	1,228,102
Halla Visteon Climate Control Corp.	14,300	474,202
Hankook Tire Co., Ltd.	40,410	1,597,417
Hyundai Mobis Co., Ltd.	8,294	1,670,424

		$9,183,776

Automobiles — 2.7%
Fuji Heavy Industries, Ltd.	29,200	$1,096,165
Honda Motor Co., Ltd.	67,700	2,327,869
Hyundai Motor Co.	9,551	1,357,344
Kia Motors Corp.	43,530	1,868,094
Mazda Motor Corp.	63,900	1,367,559
Nissan Motor Co., Ltd.	198,000	2,056,397
Toyota Motor Corp.	51,300	3,538,699

		$13,612,127

Banks — 2.3%
Banco Santander SA	122,748	$875,106
Citigroup, Inc.	7,156	386,996
Commonwealth Bank of Australia	30,578	1,981,421
HSBC Holdings PLC	233,188	2,215,465
JPMorgan Chase & Co.	10,361	681,547
Mitsubishi UFJ Financial Group, Inc.	147,600	1,088,373
PNC Financial Services Group, Inc. (The)	3,407	326,016
Sumitomo Mitsui Financial Group, Inc.	27,600	1,252,469
U.S. Bancorp	6,844	295,045
Umpqua Holdings Corp.	23,566	414,526
United Bankshares, Inc.	11,701	443,000
Wells Fargo & Co.	34,128	1,909,803

		$11,869,767

Beverages — 2.0%
Anheuser-Busch InBev NV	14,555	$1,756,202
Asahi Group Holdings, Ltd.	15,500	495,409
Coca-Cola Co. (The)	42,490	1,740,390
Diageo PLC	59,009	1,637,542
Heineken NV	12,402	970,455
PepsiCo, Inc.	20,284	1,955,986
Pernod-Ricard SA	13,473	1,663,027

		$10,219,011

Security	Shares	Value
Biotechnology — 1.2%
Actelion, Ltd.	4,075	$570,037
Alexion Pharmaceuticals, Inc.(1)	4,361	714,506
Amgen, Inc.	9,828	1,535,723
Biogen, Inc.(1)	1,795	712,597
Celgene Corp.(1)	8,489	971,481
Gilead Sciences, Inc.(1)	11,909	1,337,024
Grifols SA, Class A	6,848	273,185

		$6,114,553

Building Products — 0.3%
Daikin Industries, Ltd.	16,600	$1,267,749

		$1,267,749

Capital Markets — 0.1%
Bank of New York Mellon Corp. (The)	7,536	$326,761
BlackRock, Inc.	909	332,494

		$659,255

Chemicals — 0.2%
Shin-Etsu Chemical Co., Ltd.	14,000	$852,066

		$852,066

Commercial Services & Supplies — 0.2%
Tetra Tech, Inc.	24,716	$646,571
US Ecology, Inc.	6,482	298,885

		$945,456

Communications Equipment — 0.8%
Cisco Systems, Inc.	47,725	$1,398,820
Juniper Networks, Inc.	65,976	1,834,133
QUALCOMM, Inc.	13,847	964,859

		$4,197,812

Construction & Engineering — 0.7%
Daelim Industrial Co., Ltd.	17,080	$1,201,438
EMCOR Group, Inc.	13,022	590,808
Granite Construction, Inc.	13,231	474,331
Hyundai Engineering & Construction Co., Ltd.	27,240	1,081,900

		$3,348,477

Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	3,091	$442,013

		$442,013

Diversified Telecommunication Services — 1.9%
Belgacom SA	46,330	$1,608,683
Deutsche Telekom AG	91,982	1,586,750
Swisscom AG	1,835	1,063,740
Telefonica SA	142,664	2,022,170
Telenor ASA	29,932	677,673
TeliaSonera AB	102,934	607,392
Verizon Communications, Inc.	43,078	2,129,776

		$9,696,184

Electric Utilities — 1.9%
American Electric Power Co., Inc.	18,520	$1,042,491
Duke Energy Corp.	12,987	983,505
Endesa SA	24,045	449,340
Eversource Energy	11,608	571,694
Fortum Oyj	33,952	645,958
Iberdrola SA	204,962	1,416,466
NextEra Energy, Inc.	17,073	1,747,251
Red Electrica Corp. SA	10,788	906,803
Southern Co. (The)	8,166	356,773

Security	Shares	Value
SSE PLC	26,470	$674,079
Xcel Energy, Inc.	23,133	787,679

		$9,582,039

Electrical Equipment — 0.4%
Doosan Heavy Industries & Construction Co., Ltd.	21,480	$527,069
Generac Holdings, Inc.(1)	9,923	414,583
Hubbell, Inc., Class B	7,703	832,155

		$1,773,807

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	5,972	$340,703
Citizen Holdings Co., Ltd.	229,400	1,669,785
Corning, Inc.	108,002	2,259,402
Jabil Circuit, Inc.	47,509	1,167,296
Kyocera Corp.	30,100	1,633,378

		$7,070,564

Food & Staples Retailing — 1.4%
Casino Guichard-Perrachon SA	7,682	$602,054
Costco Wholesale Corp.	6,129	873,934
CVS Health Corp.	18,479	1,891,880
Koninklijke Ahold NV	53,055	1,077,729
Wal-Mart Stores, Inc.	21,074	1,565,166
Walgreens Boots Alliance, Inc.	11,025	946,386

		$6,957,149

Food Products — 1.9%
Bunge, Ltd.	5,145	$476,221
Campbell Soup Co.	12,581	608,166
ConAgra Foods, Inc.	9,319	359,807
Danone SA	12,052	827,937
General Mills, Inc.	13,983	785,145
Hershey Co. (The)	10,440	969,458
Kellogg Co.	6,303	395,639
Mondelez International, Inc., Class A	24,373	1,013,673
Nestle SA	34,949	2,707,743
Unilever NV	38,673	1,652,228

		$9,796,017

Gas Utilities — 0.1%
Gas Natural SDG SA	30,173	$741,667

		$741,667

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	25,354	$1,232,204
Coloplast A/S, Class B	7,699	580,682
Essilor International SA	9,492	1,157,951
Medtronic PLC	15,240	1,163,117
Sonova Holding AG	4,191	632,140
Zimmer Holdings, Inc.	7,697	878,151

		$5,644,245

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	10,694	$1,203,716
Anthem, Inc.	5,628	944,660
Cardinal Health, Inc.	12,473	1,099,744
Cigna Corp.	4,608	648,945
DaVita HealthCare Partners, Inc.(1)	9,619	805,880
Express Scripts Holding Co.(1)	8,878	773,629
Fresenius Medical Care AG & Co. KGaA	20,578	1,762,517
Fresenius SE & Co. KGaA	16,580	1,057,653
McKesson Corp.	4,934	1,170,493
UnitedHealth Group, Inc.	12,128	1,457,907

		$10,925,144

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	15,318	$709,683
McDonald’s Corp.	10,046	963,713
Starbucks Corp.	16,327	848,351
Wyndham Worldwide Corp.	19,660	1,669,330

		$4,191,077

Household Durables — 1.8%
Casio Computer Co., Ltd.	76,900	$1,444,427
LG Electronics, Inc.	35,630	1,775,202
Newell Rubbermaid, Inc.	42,331	1,673,344
Nikon Corp.	125,100	1,549,595
Sony Corp.(1)	44,000	1,360,492
Whirlpool Corp.	7,663	1,411,908

		$9,214,968

Household Products — 1.5%
Colgate-Palmolive Co.	20,725	$1,384,223
Henkel AG & Co. KGaA, PFC Shares	8,357	1,000,394
Kimberly-Clark Corp.	4,724	514,254
Procter & Gamble Co. (The)	31,357	2,458,075
Reckitt Benckiser Group PLC	25,237	2,279,294

		$7,636,240

Industrial Conglomerates — 1.1%
3M Co.	6,228	$990,750
Doosan Corp.	5,589	576,188
General Electric Co.	127,748	3,483,688
Roper Technologies, Inc.	3,184	557,073

		$5,607,699

Insurance — 0.1%
Marsh & McLennan Cos., Inc.	5,293	$308,211
Travelers Companies, Inc. (The)	2,816	284,754

		$592,965

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(1)	2,943	$1,263,224
Priceline Group, Inc. (The)(1)	579	678,611

		$1,941,835

Internet Software & Services — 1.2%
eBay, Inc.(1)	17,268	$1,059,565
Facebook, Inc., Class A(1)	16,675	1,320,493
Google, Inc., Class A(1)	2,966	1,617,419
Google, Inc., Class C(1)	2,970	1,580,367
Yahoo! Inc.(1)	9,998	429,264

		$6,007,108

IT Services — 2.0%
Accenture PLC, Class A	8,732	$838,621
Automatic Data Processing, Inc.	12,328	1,054,167
Cognizant Technology Solutions Corp., Class A(1)	5,640	365,021
Fidelity National Information Services, Inc.	13,807	865,699
Fiserv, Inc.(1)	14,599	1,170,110
International Business Machines Corp.	15,512	2,631,611
MasterCard, Inc., Class A	12,480	1,151,405
Paychex, Inc.	18,639	920,953
Visa, Inc., Class A	18,649	1,280,813

		$10,278,400

Leisure Products — 0.2%
Mattel, Inc.	12,266	$316,585
Yamaha Corp.	37,500	759,453

		$1,076,038

Security	Shares	Value
Life Sciences Tools & Services — 0.6%
ICON PLC(1)	32,273	$2,093,550
Thermo Fisher Scientific, Inc.	8,607	1,115,725

		$3,209,275

Machinery — 1.4%
Cummins, Inc.	3,213	$435,522
Doosan Infracore Co., Ltd.(1)	176,770	1,658,747
FANUC Corp.	5,000	1,100,905
Ingersoll-Rand PLC	11,639	800,530
Komatsu, Ltd.	54,700	1,149,890
Kubota Corp.	71,000	1,180,550
Mueller Industries, Inc.	25,958	904,896

		$7,231,040

Marine — 0.3%
Hyundai Merchant Marine Co., Ltd.(1)	198,420	$1,583,671

		$1,583,671

Media — 2.1%
Comcast Corp., Class A	25,594	$1,496,225
DIRECTV(1)	10,826	985,599
Gannett Co., Inc.	38,956	1,394,235
Omnicom Group, Inc.	26,983	2,011,043
Thomson Reuters Corp.	13,565	541,684
Time Warner, Inc.	13,261	1,120,289
Twenty-First Century Fox, Inc., Class A	22,471	755,026
Vivendi SA	34,730	882,456
Walt Disney Co. (The)	14,965	1,651,687

		$10,838,244

Metals & Mining — 0.1%
BHP Billiton, Ltd.	29,271	$652,745
South32, Ltd.(1)	29,271	49,010

		$701,755

Multi-Utilities — 1.3%
Consolidated Edison, Inc.	5,247	$324,474
Dominion Resources, Inc.	19,689	1,388,468
DTE Energy Co.	10,986	870,421
E.ON SE	46,381	682,499
GDF Suez	33,864	682,613
National Grid PLC	91,593	1,311,511
Sempra Energy	11,112	1,194,207

		$6,454,193

Multiline Retail — 0.3%
Nordstrom, Inc.	9,396	$682,526
Target Corp.	10,326	819,058

		$1,501,584

Personal Products — 0.5%
Beiersdorf AG	11,485	$1,040,849
Kao Corp.	16,500	749,391
L’Oreal SA	5,157	972,618

		$2,762,858

Pharmaceuticals — 5.6%
AbbVie, Inc.	13,598	$905,491
Actavis PLC(1)	3,064	940,066
Astellas Pharma, Inc.	132,200	1,918,714
Bayer AG	11,634	1,653,982
Bristol-Myers Squibb Co.	15,898	1,027,011
Eli Lilly & Co.	15,013	1,184,526
GlaxoSmithKline PLC	55,148	1,225,345

Security	Shares	Value
Johnson & Johnson	26,578	$2,661,521
Merck & Co., Inc.	24,600	1,497,894
Merck KGaA	16,996	1,821,114
Novartis AG	21,200	2,175,788
Novo Nordisk A/S, Class B	19,371	1,098,923
Pfizer, Inc.	74,551	2,590,647
Roche Holding AG PC	6,252	1,906,055
Sanofi	28,827	2,838,893
Takeda Pharmaceutical Co., Ltd.	46,100	2,236,407
UCB SA	9,497	678,535

		$28,360,912

Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	34,000	$758,582

		$758,582

Road & Rail — 0.4%
Union Pacific Corp.	18,717	$1,888,732

		$1,888,732

Semiconductors & Semiconductor Equipment — 1.1%
Intel Corp.	39,043	$1,345,422
NVIDIA Corp.	89,115	1,972,115
SK Hynix, Inc.	27,770	1,276,109
Texas Instruments, Inc.	16,098	900,200

		$5,493,846

Software — 1.3%
AVG Technologies NV(1)	28,037	$687,467
Intuit, Inc.	10,466	1,090,034
Microsoft Corp.	67,931	3,183,247
Oracle Corp.	32,891	1,430,429

		$6,391,177

Specialty Retail — 0.8%
Home Depot, Inc. (The)	15,145	$1,687,456
Lowe’s Companies, Inc.	16,745	1,171,815
TJX Cos., Inc. (The)	16,426	1,057,506

		$3,916,777

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	47,423	$6,178,269
Canon, Inc.	60,400	2,084,298
FUJIFILM Holdings Corp.	53,600	2,039,601
Hewlett-Packard Co.	19,298	644,553
NetApp, Inc.	59,261	1,979,317
Samsung Electronics Co., Ltd.	1,917	2,255,109

		$15,181,147

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	12,208	$1,241,187

		$1,241,187

Tobacco — 1.5%
Altria Group, Inc.	29,900	$1,530,880
British American Tobacco PLC	33,029	1,824,358
Imperial Tobacco Group PLC	15,000	773,515
Japan Tobacco, Inc.	26,600	965,313
Philip Morris International, Inc.	17,578	1,460,204
Reynolds American, Inc.	14,186	1,088,776

		$7,643,046

Trading Companies & Distributors — 0.5%
Daewoo International Corp.	22,830	$547,060
Mitsui & Co., Ltd.	68,800	962,152
Sumitomo Corp.	94,400	1,119,696

		$2,628,908

Security	Shares	Value
Water Utilities — 0.1%
United Utilities Group PLC	46,042	$701,530

		$701,530

Wireless Telecommunication Services — 0.2%
KDDI Corp.	27,900	$628,048
SoftBank Corp.	8,600	511,932

		$1,139,980

Total Common Stocks (identified cost $261,533,461)		$283,842,652

U.S. Treasury Obligations — 16.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond:
3.375%, 5/15/44	$6,207	$6,797,414
3.625%, 2/15/44	4,999	5,724,084
3.875%, 8/15/40	2,666	3,161,444
4.375%, 5/15/40	2,600	3,319,417
4.625%, 2/15/40	2,952	3,898,058

		$22,900,417

U.S. Treasury Note:
0.625%, 4/30/18	$1,450	$1,437,949
0.75%, 10/31/17	2,882	2,881,226
0.75%, 12/31/17	3,199	3,194,153
0.75%, 3/31/18	1,736	1,728,242
1.00%, 8/31/16	624	628,524
1.00%, 8/31/19	2,924	2,883,308
1.125%, 12/31/19	1,427	1,408,271
1.25%, 9/30/15	26	26,002
1.25%, 11/30/18	1,776	1,783,507
1.25%, 2/29/20	1,547	1,533,014
1.375%, 7/31/18	2,671	2,700,745
1.375%, 9/30/18	433	437,565
1.375%, 5/31/20	1,317	1,309,894
1.50%, 6/30/16	592	599,492
1.50%, 8/31/18	1,232	1,249,507
1.50%, 12/31/18	5,263	5,327,252
1.50%, 3/31/19	706	713,740
1.75%, 7/31/15	107	107,305
1.875%, 6/30/15	25	25,337
1.875%, 6/30/20	2,242	2,281,016
2.00%, 1/31/16	25	25,507
2.00%, 9/30/20	1,961	2,002,467
2.00%, 11/30/20	2,142	2,184,580
2.125%, 2/29/16	25	25,463
2.125%, 8/31/20	2,476	2,545,662
2.25%, 3/31/21	1,867	1,924,426
2.25%, 4/30/21	5,429	5,593,873
2.375%, 7/31/17	1,232	1,276,630
2.375%, 5/31/18	721	751,152
2.625%, 4/30/16	65	66,488
2.625%, 1/31/18	331	346,227
2.625%, 8/15/20	3,362	3,540,712
2.75%, 11/30/16	1,116	1,154,205
2.75%, 5/31/17	328	342,097
2.75%, 12/31/17	329	345,088
2.75%, 2/28/18	329	345,707
2.875%, 3/31/18	755	796,537
3.125%, 10/31/16	857	889,271

Security	Principal Amount (000’s omitted)	Value
3.125%, 4/30/17	$2,281	$2,391,802
3.25%, 6/30/16	24	24,652
3.25%, 7/31/16	287	296,619
3.25%, 12/31/16	715	745,793
4.25%, 8/15/15	23	23,503
4.50%, 2/15/16	23	23,596
4.50%, 5/15/17	779	838,281
5.125%, 5/15/16	159	165,769

		$60,922,156

Total U.S. Treasury Obligations (identified cost $84,418,362)		$83,822,573

Exchange-Traded Funds(2) — 16.0%

Security	Shares	Value
Municipal Bond Funds — 13.8%
Market Vectors High-Yield Municipal Index ETF	2,277,630	$70,310,438

		$70,310,438

Short-Term Fixed Income Funds — 2.2%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,035,242

		$11,035,242

Total Exchange-Traded Funds (identified cost $80,206,799)		$81,345,680

Short-Term Investments — 13.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(3)	$70,036	$70,036,251

Total Short-Term Investments (identified cost $70,036,251)		$70,036,251

Total Investments — 101.8% (identified cost $496,194,873)		$519,047,156

Other Assets, Less Liabilities — (1.8)%		$(9,111,804)

Net Assets — 100.0%		$509,935,352

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $88,533.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	30.2%	$153,676,393
Japan	8.7	44,481,883
South Korea	3.9	20,039,892
United Kingdom	3.0	15,191,979
Germany	2.1	10,605,758
France	1.9	9,627,549
Switzerland	1.8	9,055,503
Spain	1.3	6,684,737
Belgium	0.8	4,043,420
Australia	0.5	2,683,176
Ireland	0.4	2,093,550
Netherlands	0.4	2,048,184
Denmark	0.3	1,679,605
Norway	0.2	677,673
Finland	0.1	645,958
Sweden	0.1	607,392

Common Stocks	55.7%	$283,842,652
U.S. Treasury Obligations	16.4	83,822,573
Exchange-Traded Funds	16.0	81,345,680
Short-Term Investments	13.7	70,036,251

Total Investments	101.8%	$519,047,156

A summary of open financial instruments at May 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
6/8/15	Euro 26,000,000	United States Dollar 29,532,880	Morgan Stanley & Co. International PLC	$975,073	$—	$975,073
6/8/15	Japanese Yen 4,300,000,000	United States Dollar 36,052,654	Morgan Stanley & Co. International PLC	1,406,205	—	1,406,205
6/8/15	South Korean Won 15,900,000,000	United States Dollar 14,722,904	Morgan Stanley & Co. International PLC	394,707	—	394,707

				$2,775,985	$—	$2,775,985

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	398 E-mini MSCI Emerging Markets Index	Long	$19,412,533	$19,838,310	$425,777
6/15	184 E-mini S&P 500 Index	Long	19,075,973	19,375,200	299,227

					$725,004

At May 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at May 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$725,004	$—

Total		$725,004	$—

Foreign Exchange	Forward foreign currency exchange contracts	$2,775,985	$—

Total		$2,775,985	$—

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$496,143,869

Gross unrealized appreciation	$30,113,542
Gross unrealized depreciation	(7,210,255)

Net unrealized appreciation	$22,903,287

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$28,275,299	$28,442,314		$—	$56,717,613
Consumer Staples	22,018,263	22,996,058		—	45,014,321
Financials	6,151,166	8,171,416		—	14,322,582
Health Care	30,666,208	23,587,921		—	54,254,129
Industrials	14,497,606	14,546,933		—	29,044,539
Information Technology	43,661,774	10,958,280		—	54,620,054
Materials	49,010	1,504,811		—	1,553,821
Telecommunication Services	2,129,776	8,706,388		—	10,836,164
Utilities	9,266,963	8,212,466		—	17,479,429
Total Common Stocks	$156,716,065	$127,126,587	*	$—	$283,842,652
U.S. Treasury Obligations	$—	$83,822,573		$—	$83,822,573
Exchange-Traded Funds	81,345,680	—		—	81,345,680
Short-Term Investments	—	70,036,251		—	70,036,251
Total Investments	$238,061,745	$280,985,411		$—	$519,047,156
Forward Foreign Currency Exchange Contracts	$—	$2,775,985		$—	$2,775,985
Futures Contracts	725,004	—		—	725,004
Total	$238,786,749	$283,761,396		$—	$522,548,145

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric Balanced Risk Fund

May 31, 2015

Consolidated Portfolio of Investments (Unaudited)

U.S. Treasury Obligations — 29.8%

Security	Principal Amount (000’s omitted)			Value
U.S. Treasury Inflation-Protected Bonds:
1.375%, 2/15/44(1)		$704		$780,443
3.375%, 4/15/32(1)		35		49,954
3.625%, 4/15/28(1)		752		1,042,674

				$1,873,071

U.S. Treasury Inflation-Protected Notes:
0.625%, 1/15/24(1)		$1,663		$1,713,104
1.125%, 1/15/21(1)		991		1,054,076
1.875%, 7/15/19(1)		824		902,404
2.625%, 7/15/17(1)		1,071		1,154,095

				$4,823,679

Total U.S. Treasury Obligations (identified cost $6,767,945)				$6,696,750

Foreign Government Bonds — 26.6%

Security	Principal Amount (000’s omitted)			Value
France — 8.4%
Government of France, 0.10%, 3/1/25(2)	EUR	83		$97,374
Government of France, 0.25%, 7/25/24(2)	EUR	336		401,445
Government of France, 1.10%, 7/25/22(2)	EUR	618		771,891
Government of France, 1.60%, 7/25/15(2)	EUR	0	(3)	132
Government of France, 2.10%, 7/25/23(2)	EUR	457		619,619

				$1,890,461

Germany — 3.0%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23(2)	EUR	565		$667,203

				$667,203

United Kingdom — 15.2%
United Kingdom Gilt Inflation Linked Bond, 0.125%, 3/22/24(2)(4)	GBP	529		$885,861
United Kingdom Gilt Inflation Linked Bond, 1.875%, 11/22/22(2)(4)	GBP	687		1,287,553
United Kingdom Gilt Inflation Linked Bond, 2.50%, 7/17/24(2)(4)	GBP	238		1,249,850

				$3,423,264

Total Foreign Government Bonds (identified cost $6,576,253)				$5,980,928

Exchange-Traded Funds(5) — 13.9%

Security	Shares			Value
Fixed Income — 8.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF		1,800		$212,886
SPDR Barclays High Yield Bond ETF		43,670		1,721,471

				$1,934,357

Sovereign — 5.3%
PowerShares Emerging Markets Sovereign Debt Portfolio		41,595		$1,182,130

				$1,182,130

Total Exchange-Traded Funds (identified cost $3,162,567)				$3,116,487

1

Exchange-Traded Notes — 3.0%

Security	Units	Value
iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank PLC), 0.00%, 6/12/36(6)	23,790	$679,680

Total Exchange-Traded Notes (identified cost $838,272)		$679,680

Investment Trusts — 1.5%

Security	Shares	Value
iShares Gold Trust(7)	22,394	$257,755
iShares Silver Trust(7)	5,215	83,492

Total Investment Trusts (identified cost $343,968)		$341,247

Short-Term Investments — 19.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(8)	$4,419	$4,419,298

Total Short-Term Investments (identified cost $4,419,298)		$4,419,298

Total Investments — 94.4% (identified cost $22,108,303)		$21,234,390

Other Assets, Less Liabilities — 5.6%		$1,265,739

Net Assets — 100.0%		$22,500,129

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Principal amount is less than EUR 500.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2015, the aggregate value of these securities is $3,423,264 or 15.2% of the Fund’s net assets.

(5)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth, as amended, in the exemptive orders.

(6)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

2

(7)	Non-income producing security.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $5,308.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance PBR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at May 31, 2015 were $3,140,418 or 14.0% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at May 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
6/15	2 CAC 40 Index	Long	$107,996	$109,366	$1,370
6/15	1 DAX 30 Index	Long	330,080	314,006	(16,074)
6/15	6 E-mini MSCI Emerging Markets Index	Long	281,865	299,070	17,205
6/15	3 FTSE 100 Index	Long	305,917	319,967	14,050
6/15	2 Mini-Russell 2000 Index	Long	245,210	248,860	3,650
6/15	17 S&P 500 E-mini Index	Long	1,748,025	1,790,100	42,075
6/15	1 S&P MidCap 400 E-mini Index	Long	148,415	152,320	3,905
6/15	1 S&P/TSX 60 Index	Long	137,891	140,495	2,604
6/15	1 SPI 200 Index	Long	110,363	109,935	(428)
6/15	2 TOPIX Index	Long	245,990	267,769	21,779
Foreign Currency Futures
6/15	39 British Pound Sterling	Short	(3,669,819)	(3,726,694)	(56,875)
6/15	22 Euro	Short	(2,946,125)	(3,020,325)	(74,200)
Interest Rate Futures
6/15	22 Australia 10-Year Treasury Bond	Long	2,180,169	2,161,356	(18,813)
6/15	31 U.S. 2-Year Deliverable Interest Rate Swap	Long	3,106,539	3,122,523	15,984
6/15	19 U.S. 5-Year Deliverable Interest Rate Swap	Long	1,934,906	1,955,516	20,610
6/15	6 U.S. 10-Year Deliverable Interest Rate Swap	Long	625,407	629,438	4,031
6/15	6 U.S. 30-Year Deliverable Interest Rate Swap	Long	681,328	679,125	(2,203)

					$(21,330)

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

DAX 30 Index: Blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

FTSE 100 Index: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

MSCI Emerging Markets Index: Market capitalization-float-adjusted index of 23 emerging market country indices.

S&P/TSX 60 Index: Market capitalization-weighted stock index of 60 largest, blue-chip companies listed on the Toronto Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

3

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	CAD	793	Pays	6-Month CAD LIBOR-BBA	3.06%	9/25/23	$63,809
CME Group, Inc.	EUR	588	Pays	6-Month EUR LIBOR-BBA	2.12	9/26/23	84,789
CME Group, Inc.	JPY	78,214	Pays	6-Month JPY LIBOR-BBA	0.84	9/27/23	20,226
CME Group, Inc.	GBP	495	Pays	6-Month GBP LIBOR-BBA	2.70	9/30/23	56,633
CME Group, Inc.	CAD	185	Pays	3-Month CAD LIBOR-BBA	2.81	4/30/24	11,345
CME Group, Inc.	JPY	14,900	Pays	6-Month JPY LIBOR-BBA	0.79	5/2/24	3,084
CME Group, Inc.	CAD	1,400	Pays	6-Month CAD LIBOR-BBA	2.44	8/29/24	51,899
CME Group, Inc.	GBP	830	Pays	6-Month GBP LIBOR-BBA	2.41	8/29/24	66,644
CME Group, Inc.	EUR	1,000	Pays	6-Month EUR LIBOR-BBA	1.09	9/2/24	37,414
CME Group, Inc.	JPY	136,000	Pays	6-Month JPY LIBOR-BBA	0.61	9/2/24	9,090
CME Group, Inc.	EUR	260	Pays	6-Month EUR LIBOR-BBA	0.67	3/3/25	(4,194)

							$400,739

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pounds

JPY	-	Japanese Yen

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$3,585,602	Receives	Excess Return on iBoxx $ Liquid Investment Grade Index	Pays	3-Month USD- LIBOR-BBA	6/22/15	$(59,511)
Merrill Lynch International	238,807	Receives	Excess Return on Merrill Lynch MLCX 04 Silver Excess Return Index(1)	Pays	0.24%	9/30/15	(49)
Merrill Lynch International	1,567,850	Receives	Excess Return on Merrill Lynch MLCX 04 Gold Excess Return Index	Pays	0.24	9/30/15	20
Merrill Lynch International	1,276,276	Receives	MLBX Custom Basket Excess Return Index(1)(2)	Pays	0.40	7/31/15	30
Merrill Lynch International	5,305,410	Receives	MLBX Custom Basket Excess Return Index(1)(2)	Pays	0.40	8/31/15	120

							$(59,390)

4

(1)	Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(2)	Represents a custom index created by Merrill Lunch and is based on a basket of underlying commodities as follows:

Commodity	% Weight	Commodity	% Weight	Commodity	% Weight
Natural Gas	8.70%	Wheat (Chicago)	4.35%	Lead	2.17%
Crude Oil (WTI)	2.17%	Corn	4.35%	Tin	1.09%
Brent Crude	2.17%	Soybeans	4.35%	Sugar	4.35%
Unleaded Gasoline	8.70%	Soybean Oil	4.35%	Cotton	2.17%
GasOil	8.70%	Aluminum	8.70%	Coffee	4.35%
Live Cattle	4.35%	Copper (LME)	8.70%	Cocoa	2.17%
Lean Hogs	4.35%	Zinc	4.35%
Feeder Cattle	1.09%	Nickel	4.35%

LME	-	London Metal Exchange

WTI	-	West Texas Intermediate

At May 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of certain commodities markets, without investing directly in physical commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts, interest rate swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of the Fund.

Equity Price Risk: The Fund enters into equity index futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: During the fiscal year to date ended May 31, 2015, the Fund engaged in forward foreign currency exchange contracts and foreign currency futures contracts to hedge against fluctuations in currency exchange rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at May 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total return swaps	$170	$(49)

		$170	$(49)

Equity Price	Futures contracts*	$106,638	$(16,502)

		$106,638	$(16,502)

Foreign Exchange	Futures contracts*	$—	$(131,075)

		$—	$(131,075)

Interest Rate	Futures contracts*	$40,625	$(21,016)
Interest Rate	Interest rate swaps (centrally cleared)*	404,933	(4,194)
Interest Rate	Total return swaps	—	(59,511)

		$445,558	$(84,721)

Total		$552,366	$(232,347)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps tables above.

5

The cost and unrealized appreciation (depreciation) of investments of the Fund including the Fund’s investment in the Subsidiary, at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,485,917

Gross unrealized appreciation	$38,413
Gross unrealized depreciation	(2,755,500)

Net unrealized depreciation	$(2,717,087)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$6,696,750	$—	$6,696,750
Foreign Government Bonds	—	5,980,928	—	5,980,928
Exchange-Traded Funds	3,116,487	—	—	3,116,487
Exchange-Traded Notes	679,680	—	—	679,680
Investment Trusts	341,247	—	—	341,247
Short-Term Investments	—	4,419,298	—	4,419,298
Total Investments	$4,137,414	$17,096,976	$—	$21,234,390
Futures Contracts	$110,064	$37,199	$—	$147,263
Swap Contracts	—	405,103	—	405,103
Total	$4,247,478	$17,539,278	$—	$21,786,756

Liability Description
Futures Contracts	$(152,091)	$(16,502)	$—	$(168,593)
Swap Contracts	—	(63,754)	—	(63,754)
Total	$(152,091)	$(80,256)	$—	$(232,347)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Richard Bernstein Market Opportunities Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 57.5%

Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)	401	$56,348
Raytheon Co.	503	51,940
United Technologies Corp.(1)	798	93,502

		$201,790

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	670	$41,359
Hyundai Glovis Co., Ltd.	260	58,586

		$99,945

Auto Components — 2.8%
Bridgestone Corp.	2,500	$103,762
Denso Corp.	2,000	104,347
Gentex Corp.(1)	5,254	90,264
Halla Visteon Climate Control Corp.	1,420	47,089
Hankook Tire Co., Ltd.	2,450	96,849
Hyundai Mobis Co., Ltd.	731	147,224
Superior Industries International, Inc.(1)	8,296	160,030

		$749,565

Automobiles — 4.5%
Fuji Heavy Industries, Ltd.	3,000	$112,620
Honda Motor Co., Ltd.	6,800	233,818
Hyundai Motor Co.	963	136,857
Kia Motors Corp.	2,770	118,875
Mazda Motor Corp.	3,500	74,905
Mitsubishi Motors Corp.	18,000	166,716
Nissan Motor Co., Ltd.	9,400	97,627
Toyota Motor Corp.	4,000	275,922

		$1,217,340

Banks — 0.3%
Grupo Elektra SAB de CV	2,822	$70,748

		$70,748

Beverages — 1.0%
Arca Continental SAB de CV	11,397	$69,031
Coca-Cola Femsa SAB de CV, Series L	7,698	65,533
Fomento Economico Mexicano SAB de CV, Series UBD	15,975	142,208

		$276,772

Building Products — 0.3%
Daikin Industries, Ltd.	1,200	$91,645

		$91,645

Capital Markets — 0.3%
Grupo Financiero Interacciones SA de CV	12,761	$82,513

		$82,513

Chemicals — 1.1%
Dow Chemical Co. (The)	890	$46,342
E.I. du Pont de Nemours & Co.	687	48,784
Nitto Denko Corp.	1,500	116,148
Shin-Etsu Chemical Co., Ltd.	1,400	85,207

		$296,481

1

Security	Shares	Value
Commercial Services & Supplies — 1.1%
McGrath RentCorp(1)	5,501	$167,451
Viad Corp.(1)	4,418	118,579

		$286,030

Communications Equipment — 1.2%
Motorola Solutions, Inc.(1)	1,435	$84,665
NETGEAR, Inc.(1)(2)	2,970	92,040
QUALCOMM, Inc.(1)	1,926	134,204

		$310,909

Construction & Engineering — 2.4%
Chiyoda Corp.	21,000	$185,431
Daelim Industrial Co., Ltd.	920	64,714
Hyundai Engineering & Construction Co., Ltd.	2,280	90,555
JGC Corp.	8,000	160,064
Promotora y Operadora de Infraestructura SAB de CV(2)	5,913	65,075
Promotora y Operadora de Infraestructura SAB de CV, Series L(2)	8,082	81,771

		$647,610

Containers & Packaging — 0.2%
Avery Dennison Corp.	890	$55,100

		$55,100

Distributors — 0.7%
Core-Mark Holding Co., Inc.(1)	2,010	$107,957
Genuine Parts Co.(1)	962	87,032

		$194,989

Diversified Telecommunication Services — 0.4%
IDT Corp., Class B(1)	6,269	$112,779

		$112,779

Electrical Equipment — 0.5%
Doosan Heavy Industries & Construction Co., Ltd.	2,130	$52,265
Emerson Electric Co.	751	45,293
Rockwell Automation, Inc.	388	47,681

		$145,239

Electronic Equipment, Instruments & Components — 1.7%
Alps Electric Co., Ltd.	3,700	$94,530
Citizen Holdings Co., Ltd.	5,400	39,306
Kyocera Corp.	1,500	81,398
Taiyo Yuden Co., Ltd.	7,500	111,822
Yaskawa Electric Corp.	3,600	50,311
Yokogawa Electric Corp.	6,700	79,189

		$456,556

Food Products — 1.0%
Cal-Maine Foods, Inc.(1)	2,474	$140,251
Gruma SAB, Class B	4,339	57,053
Kikkoman Corp.	3,000	83,572

		$280,876

Health Care Equipment & Supplies — 0.5%
Olympus Corp.(2)	2,200	$74,756
Terumo Corp.	3,200	72,574

		$147,330

Hotels, Restaurants & Leisure — 1.9%
Cracker Barrel Old Country Store, Inc.(1)	776	$109,478
Darden Restaurants, Inc.	663	43,453
McDonald’s Corp.(1)	1,348	129,314
Red Robin Gourmet Burgers, Inc.(1)(2)	1,332	111,075
Ruth’s Hospitality Group, Inc.(1)	8,818	129,889

		$523,209

2

Security	Shares	Value
Household Durables — 2.7%
Casio Computer Co., Ltd.	11,400	$214,128
Garmin, Ltd.(1)	1,504	68,402
LG Electronics, Inc.	5,020	250,113
Nikon Corp.	5,500	68,128
Sony Corp.(2)	4,500	139,141

		$739,912

Independent Power and Renewable Electricity Producers — 0.3%
Dynegy, Inc.(1)(2)	2,533	$81,917

		$81,917

Industrial Conglomerates — 0.6%
3M Co.(1)	679	$108,015
Doosan Corp.	565	58,248

		$166,263

Internet & Catalog Retail — 0.3%
PetMed Express, Inc.(1)	5,557	$92,746

		$92,746

Internet Software & Services — 0.4%
j2 Global, Inc.(1)	1,456	$96,693

		$96,693

IT Services — 2.7%
Accenture PLC, Class A(1)	1,285	$123,411
Automatic Data Processing, Inc.(1)	1,178	100,731
Broadridge Financial Solutions, Inc.(1)	1,815	98,337
Paychex, Inc.(1)	2,031	100,352
Sykes Enterprises, Inc.(1)(2)	4,646	112,573
TeleTech Holdings, Inc.(1)	7,375	187,472

		$722,876

Leisure Products — 0.8%
Hasbro, Inc.(1)	1,535	$110,719
Mattel, Inc.(1)	2,438	62,925
Yamaha Corp.	2,300	46,580

		$220,224

Life Sciences Tools & Services — 0.5%
Cambrex Corp.(1)(2)	3,055	$122,261

		$122,261

Machinery — 4.2%
Amada Holdings Co., Ltd.	6,000	$61,029
Doosan Infracore Co., Ltd.(2)	10,360	97,214
FANUC Corp.	500	110,091
Hitachi Construction Machinery Co., Ltd.	2,500	45,469
JTEKT Corp.	2,800	51,016
Komatsu, Ltd.	3,900	81,985
Kubota Corp.	12,000	199,529
Minebea Co., Ltd.	6,000	110,160
NGK Insulators, Ltd.	8,000	197,676
NSK, Ltd.	4,800	78,546
Okuma Corp.	9,000	97,701

		$1,130,416

Marine — 0.4%
Hyundai Merchant Marine Co., Ltd.(2)	11,980	$95,617

		$95,617

Media — 0.6%
Grupo Televisa SAB, Series CPO	9,757	$73,899
Omnicom Group, Inc.	1,064	79,300

		$153,199

3

Security	Shares	Value
Metals & Mining — 0.5%
Industrias Penoles SAB de CV	7,083	$125,309

		$125,309

Multiline Retail — 0.2%
El Puerto de Liverpool SAB de CV	5,388	$60,507

		$60,507

Pharmaceuticals — 2.2%
Astellas Pharma, Inc.	6,500	$94,339
Daiichi Sankyo Co., Ltd.	4,300	80,895
Sumitomo Dainippon Pharma Co., Ltd.	15,500	176,030
Takeda Pharmaceutical Co., Ltd.	4,700	228,007

		$579,271

Professional Services — 1.8%
Heidrick & Struggles International, Inc.(1)	7,865	$197,726
Resources Connection, Inc.(1)	11,237	176,309
RPX Corp.(1)(2)	6,457	102,731

		$476,766

Road & Rail — 1.5%
Marten Transport, Ltd.(1)	6,230	$141,296
Norfolk Southern Corp.	422	38,824
Werner Enterprises, Inc.(1)	7,801	214,684

		$394,804

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.(1)	1,699	$115,464
Intel Corp.	2,386	82,222
Linear Technology Corp.(1)	1,852	88,618
Microchip Technology, Inc.(1)	1,694	83,226
SK Hynix, Inc.	4,300	197,597
Texas Instruments, Inc.(1)	2,177	121,738
Xilinx, Inc.(1)	1,992	94,461

		$783,326

Software — 2.5%
AVG Technologies NV(1)(2)	4,701	$115,268
CDK Global, Inc.(1)	392	20,890
Microsoft Corp.(1)	5,784	271,038
Symantec Corp.	1,766	43,488
Trend Micro, Inc.	6,000	210,211

		$660,895

Specialty Retail — 2.2%
Caleres, Inc.(1)	3,292	$101,822
DSW, Inc., Class A(1)	1,950	67,567
GameStop Corp., Class A(1)	1,694	73,536
Gap, Inc. (The)(1)	1,809	69,339
Rent-A-Center, Inc.(1)	3,323	100,521
Stein Mart, Inc.(1)	7,388	78,461
Zumiez, Inc.(1)(2)	3,712	110,840

		$602,086

Technology Hardware, Storage & Peripherals — 2.0%
Canon, Inc.	2,900	$100,074
FUJIFILM Holdings Corp.	2,000	76,105
Konica Minolta, Inc.	7,200	90,161
Ricoh Co., Ltd.	7,400	76,884
Samsung Electronics Co., Ltd.	172	202,336

		$545,560

4

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(1)	1,864	$65,930

		$65,930

Tobacco — 0.9%
Japan Tobacco, Inc.	6,500	$235,885

		$235,885

Trading Companies & Distributors — 3.4%
Applied Industrial Technologies, Inc.(1)	3,766	$159,565
Daewoo International Corp.	5,120	122,687
Mitsui & Co., Ltd.	14,600	204,178
Sumitomo Corp.	18,000	213,501
Toyota Tsusho Corp.	7,800	217,894

		$917,825

Transportation Infrastructure — 0.6%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,613	$75,599
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,380	91,920

		$167,519

Total Common Stocks (identified cost $14,881,085)		$15,485,233

U.S. Treasury Obligations — 11.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury STRIPS (Principal):
0.00%, 11/15/40	$406	$189,717
0.00%, 2/15/41	1,269	591,381
0.00%, 8/15/41	473	217,692
0.00%, 11/15/41(1)	448	204,295
0.00%, 2/15/42(1)	479	216,069
0.00%, 5/15/42	458	204,001
0.00%, 8/15/42	485	213,912
0.00%, 11/15/42	463	202,499
0.00%, 2/15/43	471	204,580
0.00%, 5/15/43	474	204,106
0.00%, 8/15/43	479	205,600
0.00%, 11/15/43	469	200,046
0.00%, 8/15/44	406	169,446
0.00%, 11/15/44	415	171,661

Total U.S. Treasury Obligations (identified cost $3,609,083)		$3,195,005

Exchange-Traded Funds(3) — 27.3%

Security	Shares	Value
Equity Funds — 7.5%
iShares MSCI Chile Capped ETF	16,451	$678,768
iShares MSCI Taiwan ETF	81,778	1,336,253

		$2,015,021

Municipal Bond Funds — 19.8%
Market Vectors High-Yield Municipal Index ETF	172,874	$5,336,620

		$5,336,620

Total Exchange-Traded Funds (identified cost $7,478,488)		$7,351,641

5

Short-Term Investments — 19.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)	$5,316	$5,316,462

Total Short-Term Investments (identified cost $5,316,462)		$5,316,462

Total Investments — 116.4% (identified cost $31,285,118)		$31,348,341

Other Assets, Less Liabilities — (16.4)%		$(4,425,490)

Net Assets — 100.0%		$26,922,851

STRIPS	-	Separate Trading of Registered Interest and Principal Securities

(1)	Security (or a portion thereof) has been pledged to cover collateral requirements on securities sold short.

(2)	Non-income producing security.

(3)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $6,689.

Securities Sold Short — (18.7)%

Exchange-Traded Funds — (18.7)%

Security	Shares	Value
Equity Funds — (18.7)%
Alerian MLP ETF	(91,100)	$(1,507,705)
iShares MSCI Brazil Capped ETF	(53,611)	(1,728,419)
iShares MSCI Turkey ETF	(38,500)	(1,801,800)

Total Exchange-Traded Funds (proceeds $5,244,833)		$(5,037,924)

Total Securities Sold Short (proceeds $5,244,833)		$(5,037,924)

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	24.5%	$6,586,228
Japan	22.3	6,001,013
South Korea	6.8	1,836,826
Mexico	3.9	1,061,166

Common Stocks	57.5%	$15,485,233
U.S. Treasury Obligations	11.9	3,195,005
Exchange-Traded Funds	27.3	7,351,641
Short-Term Investments	19.7	5,316,462

Total Investments	116.4%	$31,348,341

6

A summary of open financial instruments at May 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
6/8/15	Japanese Yen 700,000,000	United States Dollar 5,869,037	Morgan Stanley & Co. International PLC	$228,917	$—	$228,917
6/8/15	South Korean Won 2,200,000,000	United States Dollar 2,037,131	Morgan Stanley & Co. International PLC	54,614	—	54,614

				$283,531	$—	$283,531

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	20 E-mini MSCI Emerging Markets Index	Long	$937,766	$996,900	$59,134
6/15	30 E-mini S&P 500 Index	Long	3,102,406	3,159,000	56,594

					$115,728

At May 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts and/or total return swap contracts thereon to enhance return and as a substitution for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at May 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$115,728	$—

Total		$115,728	$—

Foreign Exchange	Forward foreign currency exchange contracts	$283,531	$—

Total		$283,531	$—

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,295,664

Gross unrealized appreciation	$1,214,824
Gross unrealized depreciation	(1,162,147)

Net unrealized appreciation	$52,677

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

7

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,185,006	$2,434,701		$—	$4,619,707
Consumer Staples	474,076	319,457		—	793,533
Financials	153,261	—		—	153,261
Health Care	122,261	726,601		—	848,862
Industrials	2,075,667	2,745,802		—	4,821,469
Information Technology	2,166,892	1,409,923		—	3,576,815
Materials	275,535	201,355		—	476,890
Telecommunication Services	112,779	—		—	112,779
Utilities	81,917	—		—	81,917
Total Common Stocks	$7,647,394	$7,837,839	*	$—	$15,485,233
U.S. Treasury Obligations	$—	$3,195,005		$—	$3,195,005
Exchange-Traded Funds	7,351,641	—		—	7,351,641
Short-Term Investments	—	5,316,462		—	5,316,462
Total Investments	$14,999,035	$16,349,306		$—	$31,348,341
Forward Foreign Currency Exchange Contracts	$—	$283,531		$—	$283,531
Futures Contracts	115,728	—		—	115,728
Total	$15,114,763	$16,632,837		$—	$31,747,600

Liability Description
Securities Sold Short	$(5,037,924)	$—		$—	$(5,037,924)
Total	$(5,037,924)	$—		$—	$(5,037,924)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

8

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 27, 2015